Acquisition	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination And Asset Acquisition [Abstract]
Acquisition
2. Acquisitions
On April 1, 2022, the Company acquired all of the outstanding equity interests of FGen AG (“FGen”), a company organized under the laws of Switzerland that specializes in strain development and optimization. FGen has developed an ultra-high-throughput screening platform built on nanoliter reactor technology which the Company believes will enhance its cell screening capabilities and potentially increase the likelihood of finding enzymes, pathways, and strains or cell lines that perform to diverse cell program specifications.
The Company accounted for the transaction as a business combination under ASC 805,
Business Combinations
. Accordingly, the assets and liabilities acquired were recorded at their estimated fair value on the date of acquisition. FGen’s results of operations have been included in the condensed consolidated statements of operations and comprehensive loss since the date of acquisition and were not material to the Company’s results of operations for the three and six months ended June 30, 2022. The FGen acquisition does not represent a material business combination and, therefore, pro forma financial information is not provided.
The consideration paid was comprised of common stock and contingent consideration as follows (in thousands):

Fair value of Class A common stock	$17,015
Contingent consideration - restricted stock	3,842
Contingent consideration - milestones	8,464

Total FGen consideration	$29,321

The Company issued 5,749,957 shares of its Class A common stock on the acquisition date comprised of 4,051,107 unrestricted shares valued at $17.0 million based on the closing market price of $4.20 and 1,698,850 restricted shares classified as contingent consideration and subject to vesting conditions. The contingent consideration in the form of restricted stock was valued at $3.8 million as of the acquisition date based on management’s estimate of the number of shares expected to vest and the closing market price of $4.20. The restricted shares were issued in three tranches with separate vesting conditions. Tranches 1 and 2 vest based on the price difference between the
15-day
volume weighted average price (“VWAP”) of Ginkgo’s Class A common stock calculated on the date immediately prior to closing and the
15-day
VWAP calculated on the date immediately prior to Ginkgo’s filing of the registration statement to register the unrestricted shares. The contingency was resolved on April 4, 2022 when the Company filed its Form
S-1
registration statement and a total of 461,200 shares vested and 584,246 shares were forfeited related to tranches 1 and 2. The remaining 653,404 tranche 3 restricted shares will vest on the
24-month
anniversary of the closing, provided, however, that the number of shares that vest will be reduced by any post-closing purchase price adjustments and indemnity claims. The estimated fair value of tranche 1 and 2 shares was $1.9 million as of the registration statement date, which was reclassified from a liability into stockholders’ equity upon the determination of the number of shares that vested. The Company recorded a $0.8 million loss on the change in fair value of the contingent consideration, which is included in general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.
The Company is also required to make milestone payments up to a maximum of $25.0 million primarily related to the successful integration and deployment of the FGen technology across the Company’s programs over a
36-month
period. The milestones are payable in cash or Class A common stock at the election of the Company. The fair value of the contingent consideration on the acquisition date was determined using a scenario-based method. The significant assumptions used include the expected time of achievement and probability of success related to each milestone and a discount rate.
The Company allocated the purchase price to the tangible and identifiable intangible assets acquired and liabilities assumed based on their respective estimated fair values on the acquisition date. The fair value estimates for the purchase price allocation are considered preliminary and subject to adjustment during the measurement period, not to exceed one year after the date of acquisition. The intangible assets acquired consist of FGen’s developed technology which was measured at fair value using the multi-period excess earnings method under the income approach. Under this method, an intangible asset’s fair value is equal to the present value of the incremental after-tax
cash flows attributable only to the intangible asset after deducting charges representing the contribution of other assets to those cash flows. The significant assumptions used include the estimated annual net cash flows (including revenue growth rates, EBITDA and EBIT margins, applicable tax rate, and contributory asset charges), a discount rate, and the tax amortization benefit. Goodwill represents the amount by which the purchase price exceeds the estimated fair value of the net assets acquired and primarily reflects the value of future programs expected to arise after the acquisition. The Company incurred $1.7 million of acquisition-related costs which were included in general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.
The following table summarizes the preliminary acquisition date fair values of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Cash and cash equivalents	$1,430
Accounts receivable	144
Other non-current assets	10
Property and equipment	146
Intangible assets (1)	21,100
Goodwill (2)	11,001
Accounts payable and accrued expenses	(29)
Deferred revenue	(104)
Deferred tax liability	(4,377)

Net assets acquired	$29,321

(1)	Estimated useful life of 15 years.
(2)	Non-deductible for tax purposes.
In June 2022, the Company acquired substantially all of the assets of Bitome, Inc. (“Bitome”), a privately-held company with an integrated metabolite monitoring platform that is expected to support accelerated product development timelines across Ginkgo’s portfolio of cell programs. The Company accounted for the transaction as an asset acquisition as substantially all of the value received was concentrated in the intellectual property acquired. The consideration for the transaction was structured as (i) a repayment of Bitome’s outstanding convertible debt pursuant to the issuance of 388,649 shares of Class A common stock (valued at approximately $1.2 million as of the acquisition date), (ii) a repayment of a portion of Bitome’s outstanding convertible debt in cash in the amount of $0.1 million and (iii) assumption of certain of Bitome’s liabilities and wind-down expenses up to a maximum cap of $0.4 million. The total purchase consideration was expensed as in-process
research and development expense in the condensed consolidated statements of operations and comprehensive loss for the three months ended June 30, 2022.

4. Acquisition
On July 1, 2021, the Company completed an acquisition of 100% of the equity of Dutch DNA Biotech B.V. (“Dutch DNA”), a company based in the Netherlands with a proprietary platform technology focused on the development of fungal strains and fermentation processes for the production of proteins and organic acids. Dutch DNA’s significant expertise and fungal strain assets for the large-scale production of proteins is expected to add a valuable set of tools to the Company’s Codebase and broader platform for cell programming.
The following table summarizes the preliminary acquisition date fair value of the consideration transferred for Dutch DNA (in thousands):

Cash	$11,451
Fair value of Class A common stock	15,087
Contingent consideration	8,760

Total Dutch DNA consideration	$35,298

The fair value of the Class A common stock issued as part of the consideration paid for Dutch DNA was determined using the then-most recently available third-party valuation of the Company’s common stock. The contingent consideration arrangement requires the Company to pay up to a maximum of $20.0 million to the seller upon the achievement of certain technical and commercial milestones by Dutch DNA pursuant to a Technical Development Agreement executed between the Company and Dutch DNA prior to the close of the acquisition. Refer to Note 5 for further discussion of the fair value of the contingent consideration liability.
The acquisition was accounted for in accordance with ASC 805,
Business Combinations
. Dutch DNA’s results of operations have been included in the Consolidated Statements of Operations and Comprehensive Loss since the date of acquisition, which were not material. The Dutch DNA acquisition does not represent a material business combination, and therefore pro forma financial information is not provided. The Company allocated the purchase price to the tangible and identifiable intangible assets acquired and liabilities assumed based on their respective estimated fair values on the acquisition date. The fair value of the intangible assets was determined using the replacement cost method which estimates the cost the Company would incur in rebuilding the technology. The excess purchase price consideration was recorded as goodwill and is made up of the future potential value of the acquired intellectual property and the assembled workforce. The Company incurred $0.6 million of acquisition-related costs which were included in general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Loss.

The following table summarizes the acquisition date fair values of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Cash	$387
Accounts receivable	149
Prepaid expenses and other current assets	170
Property, plant and equipment	234
Intangibles (1)	20,500
Goodwill (2)	15,177
Accounts payable	(194)
Accrued expenses and other current liabilities	(137)
Other non-current liabilities	(988)

Net assets acquired	$35,298

(1)	Estimated useful life of 15 years.
(2)	Non-deductible for tax purposes.
The purchase price allocation presented above has been finalized as of the fourth quarter of 2021 and includes a $5.0 million measurement period adjustment related to deferred income taxes. As a result, goodwill associated with Dutch DNA was $19.5 million as of December 31, 2021, including currency translation adjustments.